Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets

13. Goodwill and Intangible Assets

Goodwill is not amortized but is evaluated for impairment annually. The change in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 is as follows:

	2011	2010
Balance, beginning of year	$10,238	$239
Additions	—	9,999

Balance, end of year	$10,238	$10,238

Intangible Assets—In recording the acquisitions of TCFG and Bank of Florida, value was assigned to certain identifiable intangible assets. No residual value was assigned to any of the intangible assets identified. The fair values assigned to finite-lived intangible assets at the date of acquisition are as follows:

	Fair Value at Acquisition Date	Weighted- Average Amortization Period (Years)
TCFG:
Technology platform	$4,137	6
Customer relationships	2,613	10
Operating lease intangible	(491)	1.5

	$6,259

Bank of Florida:
Core deposit premium	$3,200	7

	$3,200

Components of the finite-lived intangible assets and liabilities had the following carrying amounts and accumulated amortization at December 31, 2011 and 2010:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
2011
Technology platform	$4,137	$(1,322)	$2,815
Core deposit premium	3,200	(724)	2,476
Customer relationships	2,613	(500)	2,113
Operating lease intangible	(491)	491	—

	$9,459	$(2,055)	$7,404

2010
Technology platform	$4,137	$(632)	$3,505
Core deposit premium	3,200	(267)	2,933
Customer relationships	2,613	(239)	2,374
Operating lease intangible	(491)	300	(191)

	$9,459	$(838)	$8,621

Amortization expense related to intangible assets was $1,217, $838 and $0 for the years ended December 31, 2011, 2010 and 2009, respectively.

Future estimated amortization expense for intangible assets is as follows:

2012	$1,408
2013	1,408
2014	1,408
2015	1,408
2016	776
Thereafter	996

$7,404